Income Taxes - Deferred Income Taxes (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Loan origination fees	$ 118,615	$ 175,010
Loan and bond loss provisions	390,896	968,750
Real-estate impairment	286,839	235,915
Valuation allowance	(796,350)	(1,379,495)
Total income tax